Restructuring	12 Months Ended
Dec. 31, 2021
Restructuring and Related Activities [Abstract]
Restructuring
19. Restructuring
The Company incurs costs associated with restructuring initiatives intended to improve operating performance, profitability, and working capital levels. Actions associated with these initiatives may include improving productivity, workforce reductions, and the consolidation of facilities.
As of December 31, 2021, the Company has identified restructuring actions which will result in additional charges of approximately $1.9 million, primarily in the next 12 months.
The Company’s restructuring expenses are comprised of the following (in millions):

Successor
	From October 20, 2021 through December, 31, 2021
	Cost of revenue	Selling, general and administrative	Total
Severance and employee costs	$0.1	$0.1	$0.2
Other (1)	—	1.2	1.2

Total	$0.1	$1.3	$1.4

Predecessor
	From July 1, 2021 through October 19, 2021
	Cost of revenue	Selling, general and administrative	Total
Severance and employee costs	$—	$1.1	$1.1
Other (1)	0.1	0.3	0.4

Total	$0.1	$1.4	$1.5

	For the year ended June 30, 2021
(in millions)	Cost of revenue	Selling, general and administrative	Total
Severance and employee costs	$2.4	$1.6	$4.0
Other (1)	0.7	0.8	1.5

Total	$3.1	$2.4	$5.5

(1)	Includes facilities, inventory write-downs, outside services, and IT costs.
The Company does not allocate restructuring charges to segment income; instead, these costs are included in Corporate & other. Restructuring activity and expenses for the fiscal years ended June 30, 2020, and June 30, 2019, were not material.
The following table summarizes the changes in the Company’s accrued restructuring balance, which are included in Accrued expenses and other current liabilities in the accompanying balance sheet (in millions).

Predecessor
Balance at June 30, 2021	$3.1
Restructuring charges	1.5
Payments	(2.3)
Adjustments	(0.1)

Balance at October 19, 2021	$2.2

Successor
Balance at October 20, 2021	$—
Acquisition of Mirion accrued restructuring	2.2
Restructuring charges	1.4
Payments	(1.8)
Adjustments	(0.4)

Balance at December 31, 2021	$1.4